Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2015	Nov. 11, 2015	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013	Nov. 04, 2015
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired			6.5	2.1	31.2	3.9	13.8	13.9
Treasury Stock Acquired, Average Cost Per Share			$ 30.01	$ 45.98	$ 29.85	$ 48.29	$ 37.06	$ 41.51
Treasury Stock, Value, Acquired, Cost Method			$ 195,000,000	$ 98,000,000	$ 929,000,000	$ 188,000,000	$ 513,000,000	$ 578,000,000	$ 125,000,000
Nov. 4, 2015 Share Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount			1,000,000,000		1,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount			$ 458,000,000		$ 458,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		7.8
Treasury Stock Acquired, Average Cost Per Share		$ 30.15
Treasury Stock, Value, Acquired, Cost Method		$ 234,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 1,200,000,000
Subsequent Event [Member] | Nov. 4, 2015 Share Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount										$ 1,000,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date	Nov. 02, 2015
Revolving Credit Facility, Principal Amount	$ 500,000,000
Conditional Additional Borrowing Capacity Under Revolving Credit Facility	$ 250,000,000